S-K 1603(a) SPAC Sponsor	Jul. 28, 2025 USD ($) $ / shares shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
AEXA Sponsor LLC [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	12,321,429
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002